Document and Entity Information	0 Months Ended
Feb. 22, 2013
Risk/Return:
Document Type	497
Document Period End Date	Feb. 22, 2013
Registrant Name	First Investors Income Funds
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Feb. 26, 2013
Document Effective Date	Feb. 25, 2013
Prospectus Date	Feb. 25, 2013